Note 12 - Changes in fair value of financial liabilities attributable to movements in the Groups credit risk (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Presented in Other comprehensive Income [Member]
Changes in Fair Value of Financial Liabilities Designated at Fair Value through Profit or Loss [Line Items]
Cumulative change in the fair value	[1]	€ 77	€ 7
Presented in Statement of income [Member]
Changes in Fair Value of Financial Liabilities Designated at Fair Value through Profit or Loss [Line Items]
Annual change in the fair value reflected in the Statement of Income	[1]	0	0
Cumulative change in the fair value	[1]	€ 0	€ 0

[1]	The fair value of a financial liability incorporates the credit risk of that financial liability. Changes in the fair value of financial liabilities issued by consolidated structured entities have been excluded as this is not related to the Group’s credit risk but to that of the legally isolated structured entity, which is dependent on the collateral it holds.